Summary of Significant Accounting Policies - Schedule of Preparing the Consolidated Financial Statements (Details)	Mar. 31, 2025	Mar. 31, 2024
USD [Member]
Schedule of Preparing the Consolidated Financial Statements [Line Items]
Year-end spot rate	1	1
Average rate	1	1
HK [Member]
Schedule of Preparing the Consolidated Financial Statements [Line Items]
Year-end spot rate	7.78	7.825
Average rate	7.7923	7.8263